Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Other Information Related to Operating Leases

The following table summarizes other information related to our operating leases:

December 31, 2020
Weighted-average remaining lease term - operating leases in years	5.2
Weighted-average discount rate - operating leases	3.15%

Schedule of Aggregate Lease Maturities and Obligations

The following table presents aggregate lease maturities and obligations as of December 31, 2020:

(Dollars in thousands)
December 31, 2020
2021	96
2022	105
2023	105
2024	105
2025	74
2026 and thereafter	52
Total lease payments	537
Less: interest	47
Present value of lease liabilities	$490